INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of income tax expense

	2021	2020
Current tax expense	$—	$—
Deferred tax expense	—	—
Tax expense	$—	$—

Schedule of reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate

	2021	2020
Income (loss) before tax	$(26,278)	$(27,694)
Statutory income tax rate	26.8%	26.6%

Expected income tax	$(7,042)	$(7,367)
Differences between Canadian and foreign tax rates	(744)	(488)
Items not deductible for tax purposes	2,850	736
Share based compensation	587	671
Change in unrecognized deductible temporary differences	6,208	6,190
True ups	(1,913)	64
Effect of changes in tax rates from prior years	(71)	—
Effect of changes in foreign exchange rates	393	202
Other	(268)	(8)
Total income taxes	—	—

Effective tax rate	n/a	n/a

Schedule of deductible temporary differences

	December 31
	2021	2020
Mineral properties and exploration expenditures	$55,548	$43,807
Equipment	1,814	1,700
Site closure provisions	5,460	518
Long term debt	—	282
Share issue costs	5,724	2,428
Non capital losses	41,343	46,073
Intercompany debt	413	—
Other	5,202	—
Unrecognized deductible temporary differences	$115,504	$94,808

Schedule of recognized deferred tax assets and liabilities

	December 31
	2021	2020
Mineral properties and exploration expenditures	(8,173)	—
Long term debt	(1,786)	(322)
Non-capital losses	10,447	867
Other	(488)	(545)
Recognized deferred tax assets (liabilities)	$—	$—

Schedule of deductible temporary differences expiry dates

	Tax losses	December 31
	expire in years	2021	2020
Canada	2026 to 2041	$46,354	$39,108
Mexico	2027 to 2031	29,851	5,317
Panama	2022 to 2026	655	4,678
United States	indefinite	16	—